Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 28,593	$ 32,326
Debt securities mandatorily measured and designated at FVTPL	69,707	67,296
Business and government	190,512	188,542
Residential mortgages	270,909	269,706
Debt securities measured at FVOCI	57,672	56,099
FVO securities purchased under resale agreements	65,182	69,213
Derivative instruments	30,425	43,035
Obligations related to securities sold short	17,639	15,284
Obligations related to securities sold under repurchase agreements	71,428	77,171
Derivative instruments	39,374	52,340
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	1,457	1,668
Debt securities mandatorily measured and designated at FVTPL	33,699	35,624
Business and government	772	963
Residential mortgages	2	4
Loans mandatorily measured at FVTPL	774	967
Debt securities measured at FVOCI	57,162	55,577
FVO securities purchased under resale agreements	13,107	15,587
Derivative instruments	30,425	43,035
Total financial assets	173,142	184,652
Deposits and other liabilities	(31,470)	(27,317)
Obligations related to securities sold short	(17,639)	(15,284)
Obligations related to securities sold under repurchase agreements	(4,257)	(4,087)
Derivative instruments	(39,374)	(52,340)
Total financial liabilities	(92,740)	(99,028)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	26,287	28,150
Debt securities measured at FVOCI	49,065	47,088
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	36,518	32,194
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,724	3,611
Debt securities measured at FVOCI	6,577	6,967
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,688	3,863
Debt securities measured at FVOCI	1,520	1,522
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,264	8,273
Derivative instruments	(12,218)	(14,384)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	13,681	21,297
Derivative instruments	(17,930)	(27,229)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	62	59
Derivative instruments	(75)	(63)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,859	5,125
Derivative instruments	(6,209)	(6,374)
Precious metal and other commodity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,559	8,281
Derivative instruments	(2,942)	(4,290)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	865	2,611
Debt securities measured at FVOCI	5,555	4,888
Derivative instruments	3,071	2,876
Total financial assets	44,629	41,337
Obligations related to securities sold short	(6,821)	(5,499)
Derivative instruments	(2,865)	(3,586)
Total financial liabilities	(9,686)	(9,085)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	865	2,611
Debt securities measured at FVOCI	5,555	4,888
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	35,138	30,962
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3	6
Derivative instruments	(1)	(1)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,042	2,776
Derivative instruments	(2,741)	(3,220)
Level 1 of fair value hierarchy [member] | Precious metal and other commodity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	26	94
Derivative instruments	(123)	(365)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	1,457	1,668
Debt securities mandatorily measured and designated at FVTPL	32,527	32,804
Business and government	398	276
Residential mortgages	2	4
Loans mandatorily measured at FVTPL	400	280
Debt securities measured at FVOCI	51,607	50,689
FVO securities purchased under resale agreements	13,107	15,587
Derivative instruments	27,261	40,092
Total financial assets	127,261	141,893
Deposits and other liabilities	(31,042)	(26,908)
Obligations related to securities sold short	(10,818)	(9,785)
Obligations related to securities sold under repurchase agreements	(4,257)	(4,087)
Derivative instruments	(35,702)	(47,168)
Total financial liabilities	(81,819)	(87,948)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	25,422	25,539
Debt securities measured at FVOCI	43,510	42,200
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	902	773
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,722	3,609
Debt securities measured at FVOCI	6,577	6,967
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,383	3,656
Debt securities measured at FVOCI	1,520	1,522
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,218	8,249
Derivative instruments	(11,464)	(12,850)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	13,681	21,297
Derivative instruments	(17,930)	(27,229)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	18	14
Derivative instruments	(26)	(13)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,811	2,345
Derivative instruments	(3,463)	(3,151)
Level 2 of fair value hierarchy [member] | Precious metal and other commodity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,533	8,187
Derivative instruments	(2,819)	(3,925)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,252	1,422	$ 1,316	$ 1,266	$ 1,588
Total financial liabilities	(1,235)	(1,995)	$ (1,096)	$ (1,088)	$ (1,009)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	307	209
Business and government	374	687
Loans mandatorily measured at FVTPL	374	687
Derivative instruments	93	67
Total financial assets	1,252	1,422
Deposits and other liabilities	(428)	(409)
Derivative instruments	(807)	(1,586)
Total financial liabilities	(1,235)	(1,995)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	478	459
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	2	2
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	305	207
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	43	18
Derivative instruments	(753)	(1,533)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	44	45
Derivative instruments	(49)	(50)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6	4
Derivative instruments	$ (5)	$ (3)